Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions are eliminated on consolidation.

The consolidated financial statements include the financial statements of the entities listed in Note 4—Subsidiaries

Business Combinations and Asset Acquisitions

(b) Business Combinations and Asset Acquisitions

Business combinations are accounted for under the purchase method of accounting. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of the acquired businesses are included in the consolidated results as of the date of the applicable acquisition.

Dependent on the facts and circumstances, the assessment of a transaction may be considered the acquisition of an asset, when substantially all of the fair value of assets acquired is concentrated in a single identifiable asset, rather than a business combination. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Acquisition related costs are capitalized as a component of the assets acquired. See Note 24—Acquisitions.

Reporting Currency

(c) Reporting Currency

The consolidated financial statements are prepared in the reporting currency of U.S. Dollars. The functional currency of the vessel-owning Partnership subsidiaries is the U.S. Dollar, because the subsidiaries operate in the international shipping market, in which all revenues are U.S. Dollar-denominated and the majority of expenditures are made in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Use of Estimates

(d) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives and impairment of Vessels, vessel market values, drydocking, purchase price allocation and income taxes.

Revenues and Operating Expenses

(e) Revenues and Operating Expenses

The Partnership’s time charter contracts include both a lease component, consisting of the lease of the vessel, and non-lease component, consisting of operation of the vessel for the customers. The lease element is accounted for as an operating lease on a straight-line basis over the term of the charter, while the non-lease service element consisting of the operation of the vessel is recognized over time as the services are delivered. The Partnership, as lessor, has not disclosed the consideration in the agreement to the separate lease and non-lease components as it was concluded that the inclusion of such information would not provide meaningful information to the users of the Financial statements. The timing and pattern of transfer to the charterer, as the lessee, are the same. Revenue from time charters is not recognized during days the Vessel is off-hire. Revenue is recognized from delivery of the Vessel to the charterer, until the end of the contract period. Under bareboat charters, the Partnership provides a specified Vessel for a fixed period of time at a specified day rate and the Partnership recognizes revenues from bareboat charters as operating leases on a straight-line basis over the term of the charter. Where the term of the contract is based on the duration of a single voyage, the Partnership evaluates whether the voyage contain leases and, if so, recognizes lease revenue as described above, and if not, recognizes revenue in accordance with ASC 606 upon the satisfaction of the performance obligations in the contract on a load-to-discharge basis.

In connection with the installation of the volatile organic compound emissions (“VOC”) control equipment on the Bodil Knutsen, the Partnership is receiving a grant to compensate for expenses incurred in relation to the retrofit of the vessel, the installation of the equipment and maintenance and operation of the unit. These grants or contributions are recorded as deferred revenue when they are received. The deferred revenue is recognized as other income over the useful life of the related asset.

In connection with the extensions of time charter contracts on the Tordis Knutsen, the Lena Knutsen, the Brasil Knutsen, the Bodil Knutsen and the Hilda Knutsen, and the change from time charter to bareboat charter on the Vigdis Knutsen there is a difference in the time/bareboat charter recognized in revenue and the rental payment received from charter, thus there will be accrued income on the balance sheet.

Voyage expenses are paid by the customer under time charter and bareboat charters. Voyage expenses are paid by the Partnership for spot contracts and during periods of off-hire and are recognized when incurred.

Vessel operating expenses include commissions, crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Vessel operating expenses are paid by the Partnership for time charters, spot contracts and during off-hire and are recognized when incurred.

The Partnership directly employs one onshore employee and no seagoing employees. Related parties have provided the management services for the Vessels and employ the crews that work on the Vessels. The Partnership is not liable for any pension or post-retirement benefits. See Note 19—Related Party Transactions.

Commencing January 1, 2024, the EU Emissions Trading System (EU ETS), was extended to cover carbon dioxide, or CO2, emissions from ships over 5,000 gross tons entering EU ports. The EU ETS covers (a) 50% of emissions from voyages either starting in or ending in an EU port, and (b) 100% of emissions from voyages between two EU ports or emissions generated while a ship is within an EU port.

Shipping companies will have to surrender EU ETS emissions allowances (EU Allowances, EUAs) for each ton of reported CO2 emissions in the scope of the EU ETS. There is a phase-in period for the regulations, as allowances will have to be submitted for 40% of 2024 emissions, 70% of 2025 emissions and 100% of emissions for 2026 and subsequent years.

EUAs are valued based upon a market approach utilizing prices published on an EUA market index. The value of the EUAs to be provided to the Partnership under the time charter contracts with the charterers of its vessels is included in “Time charter and bareboat revenues” in the consolidated statements of operations. The value of the EUA obligations incurred by the Partnership under the EU ETS are included in “Vessel operating expenses” or “Voyage expenses and commission” when the vessel is off-hire or operating in the spot market. The EUAs are measured at the estimated cost of purchasing the credits from the EUA market, based on the date of completing a voyage.

Financial Income (Expense)	(f) Financial Income (Expense) Other finance expenses include external bank fees and commitment fees paid on undrawn revolving credit facility.
Cash and Cash Equivalents	(g) Cash and Cash Equivalents The Partnership considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Trade Accounts Receivable

(h) Trade Accounts Receivable

Accounts receivables are recorded at the invoiced amount and do not bear interest. Time charter and bareboat charter contracts require customers to pay in advance of the period of hire.

The allowance for expected credit losses is the Partnership’s best estimate of the expected credit losses over the remaining lives of the assets. Expected credit losses are estimated using historical credit loss experience, relevant available information, from internal and external sources, relating to current conditions and reasonable and supportable forecasts of economic conditions impacting the collectability of the assets. There was no allowance for expected credit loss or amounts written off against the allowance as of December 31, 2025, 2024 and 2023.

The Partnership does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(i) Inventories

Inventories, which are comprised of lubricating oils and, for vessels not operating on time charter or bareboat charter, also bunkers, are stated at the lower of cost or net realizable value. For vessels on time charters or bareboat charters, there are no bunkers, as the charterer supplies the bunkers, which principally consist of fuel oil. Cost is determined using the first-in, first-out method for all inventories.

Other Current Assets

(j) Other Current Assets

Other current assets principally consist of prepaid expenses, other receivables and EUAs receivables from the charterers (EUAs relating to emissions required to be surrendered to the EU authorities are presented within Accrued expenses).

Vessels and Equipment

(k) Vessels and Equipment

Vessels and equipment are stated at the historical acquisition or construction cost, including capitalized interest, supervision and technical and delivery cost, net of accumulated depreciation and impairment loss, if any. Expenditures for subsequent conversions and major improvements are capitalized, provided that such costs increase the earnings capacity or improve the efficiency or safety of the vessels.

Generally, the Partnership drydocks each vessel every 60 months until the vessel is 15 years old and every 30 months thereafter, as required for the renewal of certifications issued by classification societies. For vessels operating on time charters, the Partnership capitalizes the costs directly associated with the classification and regulatory requirements for inspection of the vessels and improvements incurred during drydocking. Drydock cost is depreciated on a straight-line basis over the period until the next planned drydocking takes place. The Partnership expenses costs related to routine repairs and maintenance performed during drydocking or as otherwise incurred. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and depreciated on a straight-line basis over the period until the next planned drydocking. When significant dry-docking expenditures occur prior to the expiration of this period, the Partnership expenses the remaining balance of the original drydocking cost in the month of the subsequent drydocking. For vessels operating on bareboat charters, the charter-party bears the cost of any drydocking.

As of December 31, 2025, depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	20 years
Anchor-handling, loading and unloading equipment	20 years
Main/auxiliary engine	20 years
Thruster, dynamic positioning systems, cranes and other equipment	20 years
Drydock costs	2.5 – 5 years

A vessel is depreciated to its estimated residual value, which is calculated based on the weight of the ship and estimated steel price. Any cost related to the disposal is deducted from the residual value.

Prior to June 30, 2021, the useful life of the Partnership’s vessels and equipment was assessed as 25 years commencing from the date the vessel and equipment were delivered from the shipyard. The useful life was reassessed by the Partnership as being 23 years as of June 30, 2021. As of December 31, 2025, the Partnership considered factors related to the ongoing use of the vessels and equipment, gradual shifts in market conditions and other long-term factors associated with the global oil and maritime transportation industries and based on this has reassessed the useful life as being 20 years.

This change in estimate will be applied prospectively from January 1, 2026 and impacts the entire fleet of shuttle tanker vessels. The change in estimate did not impact income, net income nor earnings per share basic and diluted for the year ended December 31, 2025.

Right-of-use assets and lease liabilities

(l) Right-of-use assets and lease liabilities

The Partnership assesses whether a contract contains a lease at inception of the contract. The assessment involves the exercise of judgement about whether it depends on a specified asset, whether the Partnership obtains substantially all the economic benefits from the use of that asset, and whether the Partnership has the right to direct the use of the asset. The Partnership does not separate lease components from non-lease components as lessee. The Partnership recognizes a right-of-use asset and a lease liability at the lease commencement date, except for short-term leases of twelve months or less, which are expensed on a straight-line basis over the lease term.

Capitalized Interest	(m) Capitalized Interest Interest expense incurred on the Partnership’s debt during the construction of the Vessels exceeding one year is capitalized during the construction period.
Impairment of Long-Lived Assets

(n) Impairment of Long-Lived Assets

Vessels and equipment, vessels under construction and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Partnership first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. See Note 21—Impairment of Long - Lived Assets.

Intangibles

(o) Intangibles

Intangible assets represent contractual rights for charters obtained in connection with business and asset acquisitions that have favorable contractual terms relative to market as of the acquisition dates. Contract liabilities represent contractual rights obtained in connection with business acquisitions that have unfavorable contractual terms relative to market as of the acquisition dates. The favorable and unfavorable contract rights have definite lives and are amortized to revenues over the period of the related contracts. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset.

The contract related intangible liabilities and their amortization periods at acquisition dates are as follows:

Amortization
Intangible category	Period
Unfavorable contractual rights—Fortaleza Knutsen	12 years
Unfavorable contractual rights—Recife Knutsen	12 years
Unfavorable contractual rights—Tuva Knutsen	12 years
Unfavorable contractual rights—Live Knutsen	8 years
Unfavorable contractual rights—Daqing Knutsen	7 years

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expired in March 2023 and August 2023, respectively.

The unfavorable contractual rights for the time charter contract associated with Tuva Knutsen were obtained in connection with an acquisition in 2024 that had unfavorable contractual terms relative to market as of acquisition date. The Tuva Knutsen commenced on its 5 year time charter contract in February 2021, with options to declare additional terms for up to a total of 10 years. The unfavorable contract rights related to the Tuva Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in January 2036.

The unfavorable contractual rights for the time charter contract associated with Live Knutsen were obtained in connection with an acquisition in 2025 that had unfavorable contractual terms relative to market as of acquisition date. The Live Knutsen commenced on its 5 year time charter contract in January 2022, with options to declare additional terms for up to a total of 6 years. The unfavorable contract rights related to the Live Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in December 2032.

The unfavorable contractual rights for the time charter contract associated with Daqing Knutsen were obtained in connection with an acquisition in 2025 that had unfavorable contractual terms relative to market as of acquisition date. The Daqing Knutsen commenced on its 5 year time charter contract in July 2022, with options to declare additional terms for up to a total of 5 years. The unfavorable contract rights related to the Daqing Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in July 2032.

Debt Issuance Costs

(p) Debt Issuance Costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented net of debt. Debt issuance costs of term loans are amortized over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discount.

Derivative Instruments

(q) Derivative Instruments

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of the Partnership’s debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently measured to fair value. The Partnership does not apply hedge accounting to its derivative instruments. Changes in the fair value of the derivative instruments are recognized in earnings. Gains and losses from the interest rate swap contracts of the Partnership related to long-term mortgage debt and foreign exchange forward contracts are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of operations. Cash flows related to interest rate swap contracts are presented as cash flows provided by operating activities. Cash flows related to foreign exchange forward contracts entered into to economically hedge operating expenses in currencies other than U.S. Dollars are presented as cash flows provided by operating activities in the consolidated statements of cash flows, while cash flows related to foreign exchange forward contracts entered into to hedge contractual obligations to pay the shipyard in currencies other than functional currency of U.S. Dollars are presented as cash flows used in investing activities in the consolidated statements of cash flows.

Income Taxes

(r) Income Taxes

Historically, part of the Partnership’s activities were subject to ordinary taxation and taxes were paid on taxable income (including operating income and net financial income and expense), while part of the activities were subject to the Norwegian Tonnage Tax Regime (the “tonnage tax regime”). Under the tonnage tax regime, tax is based on the tonnage of the vessel, and not operating income. Net financial income and expense remain taxable as ordinary income at the regular corporate income tax rate. Income taxes arising from the part of activities subject to ordinary taxation are included in income tax expense in the consolidated statements of operations. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses, while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated statements of operations. See Note 18—Income Taxes.

The Partnership accounts for deferred income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on U.S. GAAP guidance. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Prepaid Charter

(s) Prepaid Charter

Under terms of the time charters and bareboat charters, the customer pays for the month’s charter the first day of each month. If they pay in advance, the amount is recorded as prepaid charter revenues.

Commitments, Contingencies and Insurance Proceeds

(t) Commitments, Contingencies and Insurance Proceeds

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 20—Commitments and Contingencies

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are considered gain contingencies, which are generally recognized when the proceeds are received.

Fair Value Measurements

(u) Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Partnership determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recently Adopted Accounting Standards and New Accounting Standards Not Yet Adopted

(v) Recently Adopted Accounting Standards

On December 14, 2023, the Financial Accounting Standards Board (“FASB”) issued an amendment to the Accounting Standard Update (“ASU”) ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The guidance requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied either prospectively or retrospectively to all periods presented in the financial statements. The adoption of ASU 2023-09 did not have a material impact on the Partnership’s consolidated financial statements and disclosures.

(w) New Accounting Standards Not Yet Adopted

On November 4, 2024, the FASB issued ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (DISE), which requires a public entity to disclose, on an annual and interim basis, disaggregated information about certain income statement line items in a tabular format in the notes to the financial statements. The ASU, which does not change what a public entity presents on the face of its income statement, establishes a new subtopic, ASC 220-40, that sets minimum disaggregated expense disclosure requirements. The ASU also requires separate disclosures of selling expenses and an entity’s definition of those expenses. The new guidance is effective for public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Partnership has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements and related disclosures.

On December 4, 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, to establish guidance on the recognition, measurement, and presentation of government grants received by business entities. The new guidance leverages the principles in the accounting framework for government assistance in International Financial Reporting Standards (“IFRS”), specifically IAS 20, Accounting for Government Grants and Disclosure of Government Assistance; makes certain targeted improvements; and modifies certain of the existing disclosure requirements in ASC 832, Government Assistance. The new guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted in any period for which financial statements have not yet been issued. The guidance can be applied on a modified prospective basis, a modified retrospective basis, or a full retrospective basis. The new guidance is not expected to materially impact the Partnership.

The Partnership has reviewed all other recently issued accounting pronouncements and has not identified any new or amended standards that would have a material impact on the Partnership’s current accounting policies.